Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Note 2. Summary of Significant Accounting Policies

Basis of preparation

The unaudited condensed consolidated interim financial statements of the Company are prepared in accordance with International Accounting Standard 34, Interim Financial Reporting. Certain information and disclosures normally included in the annual consolidated financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) have been condensed or omitted. Accordingly, these unaudited condensed consolidated interim financial statements should be read in conjunction with the Company’s audited annual consolidated financial statements for the year ended December 31, 2020 and accompanying notes, which have been prepared in accordance with IFRS as issued by the International Accounting Standards Board.

The accounting policies applied are consistent with the accounting policies as outlined in the basis of presentation section included in Note 2 of the audited financial statements as of and for the year ended December 31, 2020. As of January 1, 2021, the following accounting policy in respect of foreign currency translation is now relevant:

Intragroup receivables to foreign operations for which settlement is neither planned nor likely to occur in the foreseeable future are treated as part of the net investment, and the gain or loss on foreign currency translation of such receivables is recognized in other comprehensive income and classified as part of the foreign currency translation reserve.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates and requires management to exercise its judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the unaudited condensed consolidated interim financial statements are disclosed in Note 3.

Right-of-use assets

The Company recognizes a right-of-use asset at the lease commencement date (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost less any accumulated depreciation and impairment losses and adjusted for certain remeasurements of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, lease payments made at or before the commencement date less any lease incentives received, initial direct costs incurred, and restoration costs.

Right-of-use assets are depreciated over the shorter of the lease term and the useful life of the right-of-use asset using the straight-line method. In addition, right-of-use assets are reduced by impairment losses, if any, and adjusted for certain remeasurements.

The Company’s right-of-use assets are presented within property and equipment.

Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation and accumulated impairment losses, if any. Depreciation is recognized on a straight-line basis over the estimated useful lives of the assets, as follows:

Assets	Useful life
Properties	Shorter of lease term and useful life of the asset
Other equipment	3 – 6 years

Note 2. Summary of Significant Accounting Policies (Continued)

Reclassifications of prior period presentation

Certain items in prior year condensed consolidated financial statements have been reclassified to conform to the current period’s presentation.

Standards issued but not yet effective

There were a number of standards and interpretations which were issued but were not yet effective at June 30, 2021 and have not been adopted for these financial statements, including:

●	Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-current (January 1, 2023)
●	Amendment to IAS 37 Provisions, contingent liabilities and contingent assets, Onerous Contracts— Cost of Fulfilling a Contract (January 1, 2022)
●	Amendments to IAS 16 Property, Plant and Equipment, proceeds before intended use (January 1, 2022)
●	Annual Improvements 2018-2020 (January 1, 2022)
●	Amendment to IAS 1 Presentation of Financial Statements: Disclosure of Accounting Policies (January 1, 2023)
●	Amendment to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates (January 1, 2023)
●	Amendments to IFRS 16 Leases: COVID-19-Related Rent Concessions beyond June 30, 2021 (April 1, 2021)

The Company expects to adopt these standards, updates and interpretations when they become mandatory. These standards are not expected to have a significant impact on disclosures or amounts reported in the Company’s financial statements in the period of initial application and future reporting periods.

Note 2. Summary of Significant Accounting Policies

Basis of preparation

The financial statements have been prepared in accordance with IFRS as issued by the IASB. The Company adopted IFRS in 2019 and applied it from the beginning of the period preceding adoption, starting on January 1, 2018.

The financial statements are presented in the Company’s presentation currency, U.S. dollar (“USD”) which is not the functional currency of the parent company. The Group's financial statements are presented in USD as the result of the Company’s publicly listing the ADSs in the United States. The company’s functional currency is DKK for Denmark and AUD for Australia. The financial statements have been prepared on a going concern basis using a historical cost basis. All financial assets and liabilities are measured at amortized cost unless otherwise stated.

Basis of consolidation

The audited consolidated financial statements comprise the financial statements of the Company for the twelve months ended December 31, 2020, 2019 and 2018. Subsidiaries are entities controlled by the Company. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and can affect those returns through its power over the entity. The financial statements of subsidiaries are included in the audited consolidated financial statements from the date that control commences until the date that control ceases. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Company. Control is reassessed whenever facts and circumstances indicate that there are changes of the control.

All intra-Group assets and liabilities, equity, income, expenses, and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

Retrospective effect of share split and bonus share issuance

All share and per share data, including that related to warrants, in the consolidated financial statements give retroactive effect to a 2:1 share split and a bonus issue of shares in the ratio of 17:1 of the Company’s authorized, issued and outstanding ordinary shares, which was effective on January 4, 2021, with the corresponding impacts on both share capital and share premium also retroactively recognized.

Currency translation of foreign operations

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized as financial income or financial expenses in the statements of comprehensive loss. Non-monetary items in foreign currency which are measured at cost at the statements of financial position date are translated using the exchange rates at the date of the transaction.

Translation of foreign operations

Assets and liabilities in the Company’s functional currency, DKK and AUD, for Denmark and Australia, respectively, are translated to the Company’s presentation currency at the exchange rate applicable on December 31 for the respective year. Income and expenses in the Company’s functional currency are translated to USD at the average exchange rate which corresponds to an approximation of the exchange rates prevailing on each individual transaction date. Translation differences arising in the translation to presentation currency are recognized in other comprehensive income.

Research and development expenses

Research and development expenses are primarily internal and external costs incurred in the development of the Company’s product candidates, including personnel costs, share-based compensation, external research and development expenses, maintenance of the Company’s patents, overhead allocation and enhancements and maintenance of the Company’s technology platforms.

The research activities are comprised of activities performed before filing an IND or equivalent and necessary pre-clinical activities for such product candidates. All research expenses are recognized in the period in which they are incurred and payments made prior to the receipt of goods or services to be used in research and development are deferred until the goods or services are received. The Company records accruals for estimated research and development costs, comprising payments for work performed by third-party contractors and others. Payments for these activities are based on the terms of the individual agreements, which may differ from the pattern of costs incurred, in which case, they are reflected in the financial statements as expense, prepaid expense or accrued expense.

The development activities are comprised of the activities performed following the filing of an IND or equivalent clinical-enabling activities for such product candidates, including but not limited to, research and clinical research activities. In line with industry practice, internal and subcontracted development costs are expensed as incurred. Due to regulatory uncertainties and other uncertainties inherent in the development of new products, development expenses do not qualify for capitalization as intangible assets until marketing approval by a regulatory authority is obtained or considered highly probable. To date, the Company has not incurred any development costs which qualified for capitalization.

Contract Research Organizations expenses and related prepayments and accruals

Substantial portions of the Company’s clinical studies are performed by third-party laboratories, medical centers, contract research organizations and other vendors (collectively, the “CROs”). The CROs generally bill monthly or quarterly for services performed. For studies, the Company accrues expenses based upon estimated percentage of work completed.

The Company’s estimates depend on the timeliness and accuracy of the data provided by the CROs regarding the status of each program and total program spending. The Company evaluates the estimates to determine if adjustments are necessary or appropriate based on information received.

CROs invoice the Company upon the occurrence of predetermined contractual or activity-based milestones; however, the timing of these invoices and the Company’s related payments often do not correspond directly to the level of performance of contracted activities. To the extent payments are made by the Company in advance of the related activities performed by the CROs, they are included in prepayments to clinical research organizations and expensed when the activities performed by the CROs. To the extent the payments are made by the Company following the performance of the related activities, the expense is accrued for as a payable to clinical research organizations.

Intellectual property

The Company actively seeks to create, maintain and protect intellectual property and proprietary information and technology that is considered important to the Company’s business, which includes seeking and maintaining patents covering proprietary technology, product candidates, proprietary processes and any other inventions that are commercially and / or strategically important to the Company’s business development. These expenses are expensed as incurred and not capitalized as intangible assets until marketing approval by a regulatory authority is obtained or considered highly probable. The Company has not incurred any costs that qualify for capitalization.

Income from government grants

The Company receives grants for certain research and development activities. The grant income is recognized as a reduction of research and development expenses in the period in which the underlying expenditures were incurred and when there is reasonable assurance that the Company will comply with all conditions to receive the grant income. Government grants comprise direct grants and tax credits related to qualifying research and development costs in excess of the corporate tax rate. Tax credits in an amount up to the corporate tax rate are classified as income tax benefits.

General and administrative expenses

General and administrative expenses consist primarily of fees paid to external consultants and personnel costs, including share-based compensation for the Company’s executive, finance, corporate and business development functions. In addition, general and administrative expenses also include depreciation and other expenses for the Company’s corporate headquarters as well as other allocated overhead.

Share-based payments

The Company issues warrants as an incentive to employees and non-employees. The fair value of the warrants granted is recognized as an expense with a corresponding credit to accumulated deficit. The fair value is expensed over the requisite service period of the awards. The expense recognition is based on an estimate of the number of warrants expected to vest. The estimate is reassessed regularly, and on a cumulative basis, the expense is equal to the fair value of the number of warrants which actually vest.

For employees and consultants providing services similar to employees of the Company, the fair value of the equity instruments is determined at the date of grant resulting in a fixed fair value at grant date that is not adjusted for future changes in the fair value of the equity awards that may occur over the service period. The grant date is defined as the date at which the parties agree to the contractual terms.

For consultants providing other services that are not similar to employees of the Company, the transactions are measured at the fair value of the services received unless this is not reliably measurable. In such cases, the transactions are measured at fair value of the equity instruments granted at the dates when the services are provided.

Modification of warrants which are beneficial are accounted for with their incremental value or over the shorter vesting period. Non-beneficial modifications such as an extension of the vesting period are not accounted for. Consequently, the original terms are deemed to continue to exist. The Company estimates the fair value of warrants using the underlying value of the Company's ordinary shares. Since the warrants are exercisable for nominal consideration, the warrants are valued using the fair value of the Company's ordinary shares on grant date less the exercise consideration. The assumptions used in calculating the fair value of share-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. The key assumption in this estimate is the fair value of the Company's ordinary share on the warrant grant date.

Post-employment benefit costs

The Company contributes to a defined contribution plan covering eligible employees. The contribution amount is based upon a fixed percentage of employee compensation and such contributions are expensed as incurred.

Accounting for joint operations – Southern Denmark University

The Company enters into agreements from time to time that may be subject to the requirements of IFRS 11, Joint Arrangements. The Company evaluates these agreements on execution and applies the requirements of the guidance. To date, the Company has only had one collaborative arrangement. The collaboration agreement with Southern Denmark University (“SDU”) is considered a joint operation as defined in IFRS 11, with the principle place of business being Denmark. For the years ended December 31, 2020, 2019 and 2018, the Company recorded $0.3 million, $0.3 million and $0.0 million, respectively, in compensation cost for SDU employees which was reported in research and development costs in the statement of comprehensive loss.

Finance Income

Finance income is comprised primarily of foreign currency gains.

Finance Expense

Finance expense is comprised primarily of changes in fair value of the Company’s convertible debt instruments and interest on the Company’s lease liability.

Income tax

The income tax for the period comprises current and deferred tax, including prior-year adjustments and changes in provisions for uncertain tax positions. Tax is recognized in the statement of comprehensive loss, except to the extent that it relates to items recognized in equity.

Research and development tax credits are available to the Group under the tax laws of Denmark and Australia respectively, based on qualifying research and development spend as defined under those tax laws. Tax credits not exceeding the corporate tax rate are recognized as an income tax benefit. Tax credits in excess of the corporate tax rate are classified as government grants.

Deferred taxes

Deferred tax is measured according to the liability method on all temporary differences between the carrying amount and the tax base of assets and liabilities. Where the tax value can be determined according to alternative tax rules, deferred tax is measured on the basis of the planned use of the asset or the settlement of the obligation.

Deferred tax assets are measured at the value at which they are expected to be utilized, either through elimination against tax on future earnings or through a set-off against deferred tax liabilities. Deferred tax assets are set off within the same legal tax entity and jurisdiction.

Uncertainties exist with respect to the interpretation of complex tax regulations and the amount and timing of future taxable income. Given the complexity of existing contractual agreements, differences arising between the actual results and the assumptions made, or future changes to such assumptions could necessitate future adjustments to tax income and expenses already recorded. As at December 31, 2019 and 2020, the Company has not recognized any provisions for uncertain tax positions resulting in a risk that the deferred tax asset related to warrants is lower than disclosed.

The Company recognizes deferred income tax assets if it is probable that sufficient taxable income will be available in the future against which the temporary differences and unused tax losses can be utilized. Management has considered future taxable income in assessing whether deferred income tax assets should be recognized and has concluded that the deferred income tax assets do not meet the criteria for recognition as assets in the statements of financial position.

Tax receivables

Current tax assets for the current and prior periods are measured at the amount expected to be recovered from the taxation authorities, using the tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period.

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized as financial income or financial expenses in the statements of comprehensive loss. Non-monetary items in foreign currency which are measured at cost at the statements of financial position date are translated using the exchange rates at the date of the transaction.

Deferred offering costs

Offering costs, consisting of legal, accounting, printer and filing fees directly attributable to the issuance of new shares relating to the Company’s planned initial public offering (“IPO”), are deferred and will be offset against proceeds from the IPO upon the effectiveness of the offering. Deferred offering costs recorded as of December 31, 2020 were $1.7 million.

Leases

The Company assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Company applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Company recognizes lease liabilities for future remaining lease payments and right-of-use assets representing the right to use the underlying assets.

Right-of-use assets

The Company recognizes a right-of-use asset at the lease commencement date (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost less any accumulated depreciation and impairment losses and adjusted for certain remeasurements of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, lease payments made at or before the commencement date less any lease incentives received, initial direct costs incurred, and restoration costs.

Right-of-use assets are depreciated over the shorter of the lease term and the useful life of the right-of-use asset using the straight-line method. In addition, right-of-use assets are reduced by impairment losses, if any, and adjusted for certain remeasurements.

The Company’s right-of-use assets are presented within property, plant and equipment (see Note 13).

Lease liabilities

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of the following payments, when applicable:

●	fixed payments (including in-substance fixed payments), less any lease incentives receivable;
●	variable lease payments (linked to an index or interest rate);
●	expected payments under residual value guarantees;
●	the exercise price of purchase options, where exercise is reasonably certain;
●	lease payments in optional renewal periods, where exercise of extension options is reasonably certain; and
●	penalty payments for the termination of a lease, if the lease term reflects the exercise of the respective termination option.

The lease payments are discounted using the interest rate implicit in the lease if this rate can be readily determined. Otherwise, the Company’s incremental borrowing rate is used, being the rate that the Company would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security and conditions. Generally, the Company uses its incremental borrowing rate as the discount rate.

Lease liabilities are subsequently measured at amortized cost using the effective interest method. In addition, the carrying amount of the lease liabilities are remeasured if there is a modification, a change in the lease term, or a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments).

Intangible assets

The Company recognized intangible assets for licenses. Licenses are measured at cost less cumulative amortization and impairment. Cost is measured at fair value of the consideration transferred with addition of transactions costs. If additional consideration is transferred to the seller due to meeting certain milestones, these payments are added to the cost price once the conditions for making the payments are met.

The capitalized assets are amortized over their useful lives, which are determined on the basis of the expected pattern of consumption of the expected future economic benefits embodied in the license or similar development agreement. Amortization commences only once the necessary regulatory and marketing approval has been received for the product candidates to which they relate. To date, the Company has not received any regulatory and marketing approval for any of its product candidates. Consequently, the Company did not recognize any amortization expense for its intangible assets.

Property, plant and equipment

Property, plant and equipment are stated at cost, net of accumulated depreciation and accumulated impairment losses, if any. Depreciation is recognized on a straight-line basis over the estimated useful lives of the assets, as follows:

Assets	Useful life
Properties	Shorter of lease term and useful life of the asset
Other equipment	3 – 6 years

Impairment of non-financial assets

Assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (cash-generating units). Non-financial assets other than goodwill that suffered impairment are reviewed for possible reversal of the impairment at the end of each reporting period. The Company has not recognized any impairment losses to date.

Financial instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity. Financial instruments are classified at initial recognition, including on the basis of the purpose for which the instrument was acquired and managed. This classification determines the valuation of the instruments.

(i) Non-derivative financial assets

Non-derivative financial assets are recognized initially on the date they are originated. The Company derecognizes non-derivative financial assets when the contractual rights to cash flows expire or it transfers the right to receive cash flows in a transaction which transfers substantially all the risks and rewards of ownership of the asset. The Company’s financial assets are initially recognized at fair value and subsequently measured at amortized cost less accumulated impairment losses.

The Company holds the following categories of non-derivative financial assets:

Receivables

Receivables (including lease deposits, receivables and receivables from unpaid capital) represent the Company’s right to an amount of consideration that is unconditional (i.e., only the passage of time is required before payment of the consideration is due). They are measured at amortized cost less impairment.

Prepayments include expenditures related to future financial periods and are measured at amortized cost

Cash and cash equivalents

Cash and cash equivalents are entirely comprised of cash held in banks at December 31, 2020 and 2019.

(ii) Non-derivative financial liabilities

Non-derivative financial liabilities comprise other payables which are measured initially at fair value and subsequently at amortized cost.

Other Payables

Other payables are comprised of payables to clinical research organizations, employee liabilities and other liabilities. The contract liabilities consist of CROs and vendor accruals. Employee cost liabilities are comprised of provision for holiday allowance, provision for salaries and other employee related provisions. Other liabilities consist of commitments and liabilities related to government grants received in advance.

Debt

Debt is comprised of debt agreements that are carried at amortized cost using the effective interest method.

(iii) Derivative financial liabilities

Convertible debt instruments

During 2018, the Company issued two convertible debt instruments which are determined to be financial instruments. As required by IAS 32 and IFRS 9, these instruments were separated into their components: debt, and embedded derivatives related to the conversion features, early settlement mechanism and change of control prepayment provision. The Company elected the fair value option and accounts for both the debt and the embedded derivatives as a single instrument that is measured at fair value. Details of the significant inputs and assumptions into the fair values of these instruments are provided in Note 19.

Cash and cash equivalents

Cash is comprised of cash on hand and in bank deposit accounts. Cash equivalents are instruments with original maturities of 90 days or less. The Company does not have any cash equivalents for the years ended December 31, 2020 and 2019.

Segment Information

An operating segment is a part of the Company that conducts business activities from which it can generate revenue and incur costs, and for which independent financial information is available. Identification of segments is based on internal reporting to the chief operating decision maker (“CODM”). The CODM for the Company is the Chief Executive Officer. The Company does not divide its operations into different segments and the CODM operates and manages the Company’s entire operations as one segment, which is consistent with the Company’s internal organization and reporting system. The Company does not have any revenue and there are no material non-current assets attributable to countries other than Denmark.

Shareholders’ Equity

The share capital comprises the nominal amount of the company’s ordinary shares, each at a nominal value of DKK 1.

Other Reserves includes the share premium comprising the amount received, attributable to shareholders’ equity, in excess of the nominal amount of the shares issued at the company’s capital increases, reduced by any expenses directly attributable to the capital increases as well as translation reserves. Translation reserves include exchange rate adjustments of equity investments in our group enterprises.

Accumulated Deficit include the accumulated profit or loss as well as well as the reserve for share-based payment represents the corresponding entries to the share-based payment recognized in the profit or loss, arising from our warrant programs.

Loss Per Share

The calculation of basic loss per share is based on the Company’s net loss for the year attributable to shareholders of Evaxion Biotech A/S and on the weighted average number of ordinary shares outstanding during the year. The number of shares outstanding take in effect the 2 for 1 stock split and the 17 for 1 bonus share issuance on January 4, 2021. In calculating diluted loss per share, earnings and the average number of shares are adjusted for the dilutive effects of potential ordinary shares. Loss per share is not adjusted for any dilution that results in a loss per share that is lower than loss per ordinary share before dilution.

Standards issued but not yet effective

There were a number of standards and interpretations which were issued but were not yet effective at December 31, 2020 and have not been adopted for these financial statements:

●	Amendments to IFRS 10 and IAS 28: Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (effective date to be confirmed)
●	Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-current (January 1, 2023)
●	Amendment to IAS 37 Provisions, contingent liabilities and contingent assets, Onerous Contracts – Cost of Fulfilling a Contract (January 1, 2022)
●	Amendments to IAS 16, Property, plant and equipment, proceeds before intended use (January 1, 2022)
●	Amendment to IFRS 16 Leases Covid 19- Related Rent Concessions (June 1 2020)
●	Amendments to IFRS 9, IAS 39 and IFRS 7, Interest Rate Benchmark Reform phase 2 (January 1, 2021)
●	Annual Improvements 2018-2020 (January 1, 2022)

The Company expects to adopt these standards, updates and interpretations when they become mandatory. These standards are not expected to have a significant impact on disclosures or amounts reported in the Company’s financial statements in the period of initial application and future reporting periods.